Consolidated Statements of Financial Position - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents		$ 1,417,388	$ 326,635
Short-term investments and deposits		7,144	89,545
Trade receivables, net		44,137	284,532
Other current assets, including derivatives		35,752	49,773
Income tax receivable		220	11,459
Inventories	[1]		91,659
Total current assets		1,504,641	853,603
Non-current assets
Investments in associated companies		121,694	208,233
Deposits, loans and other receivables, including derivative instruments		106,717	176,775
Deferred payment receivable		175,000
Deferred taxes, net			25,104
Property, plant and equipment, net		616,164	3,497,300
Goodwill and intangible assets, net		1,641	376,778
Total non-current assets		1,021,216	4,284,190
Total assets		2,525,857	5,137,793
Current liabilities
Loans and debentures		447,956	482,813
Trade payables		58,895	285,612
Other payables, including derivative instruments		82,522	91,303
Guarantee deposits from customers			56,833
Provisions		44,342	119,531
Income tax payable		172,607	8,671
Total current liabilities		806,322	1,044,763
Non-current liabilities
Loans, excluding current portion		503,785	1,972,926
Debentures, excluding current portion		84,758	856,670
Derivative instruments			44,637
Deferred taxes, net		52,753	225,354
Trade payables	[2]		44,057
Income tax payable		26,811
Other non-current liabilities		81	55,182
Total non-current liabilities		668,188	3,198,826
Total liabilities		1,474,510	4,243,589
Equity
Share capital		1,267,210	1,267,450
Shareholder transaction reserve		3,540	26,559
Translation reserve		(1,592)	(21,745)
Capital reserve		19,297	11,575
Accumulated deficit		(305,337)	(602,598)
Equity attributable to owners of the Company		983,118	681,241
Non-controlling interests		68,229	212,963
Total equity		1,051,347	894,204
Total liabilities and equity		$ 2,525,857	$ 5,137,793

[1]	Inventories as at December 31, 2016 belongs to discontinued operations.
[2]	As of December 31, 2016, non-current trade payables correspond mainly to spare parts, used for major maintenance of facilities of discontinued operations, acquired according to a long-term program (LTP) agreement signed with Siemens. During 2016, these trade payables have not generated interests and no specific guarantee have been granted.